Stock Based Compensation (Detail Textuals 1) - shares	Jul. 11, 2016	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares, outstanding		23,588,031	22,802,778	9,436,294
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares outstanding under the plan		1,224,957	1,094,351
2015 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares can be issued		1,930,460		1,930,460
Maximum number of shares increased	684,083
Percentage of outstanding common stock increased	3.00%
2015 Equity Incentive Plan | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares, outstanding			1,094,351
Number of shares available for grant		221,590	836,109
Common stock shares outstanding under the plan		1,224,957